Commitment (Details)	Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 70,670
2022	70,670
2023	70,670
2024	70,670
2025	70,670
Thereafter	194,342
Total	$ 547,692